Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Outstanding, Beginning balance	2,503,690
Number of restricted shares, Granted	1,377,724
Number of restricted shares, Vested	(820,733)
Number of restricted shares, Forfeited/Cancelled	(492,740)
Number of restricted shares, Outstanding, Ending balance	2,567,941	2,503,690
Number of restricted shares, Expected to vest	1,972,358
Weighted average grant date fair value, Outstanding, Beginning balance	$ 29.98
Weighted average grant date fair value, Granted	25.61	$ 29.29	$ 33.46
Weighted average grant date fair value, Vested	30.22
Weighted average grant date fair value, Forfeited	27.4
Weighted average grant date fair value, Outstanding, Ending balance	26.73	$ 29.98
Weighted average grant date fair value, Expected to vest	$ 26.77